Tax situation - Additional information (Detail)					12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021	Feb. 12, 2021 PEN (S/)	Dec. 31, 2023 PEN (S/) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Mar. 31, 2023 PEN (S/)	May 19, 2020 PEN (S/)
Excess payment rejected by the income tax authority
Income tax expenses					S/ 33,020,000		S/ 30,587,000	S/ 39,108,000
Over the taxable income					29.50%	29.50%	29.50%	29.50%
Fines and interest arrears payable	S/ 106,145,000	S/ 134,679,000			S/ 106,145,000		S/ 134,679,000
Additional tax rate			29.50%
Threshold limit below which certain companies are exempt from the deduction regulation in respect of interest expenses					2,500
Bankerization Act [Member]
Excess payment rejected by the income tax authority
Amount of payment to be made through payment means					2,000	$ 500
Section Three of Bankerization Act as Amended [Member]
Excess payment rejected by the income tax authority
Amount of payment to be made through payment means					1
Izipay [Member]
Excess payment rejected by the income tax authority
Unused tax losses	71,552,053	82,931,174			S/ 71,552,053		82,931,174
Percentage of net income eligible to be set off against tax losses					50.00%	50.00%
Resolution Of Collective Collection Number Zero One Zero Zero Six Zero Zero Six Five One Three Eight [Member]
Excess payment rejected by the income tax authority
Third category income tax debt payable	62,000,000				S/ 62,000,000
Event Triggering Taxation Indirect Sale Assumption [member]
Excess payment rejected by the income tax authority
Number of shares disposed or to be disposed minimum | shares					40,000	40,000
Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Excess payment rejected by the income tax authority
Income tax liability and other possible contingencies	124,000,000	290,000,000			S/ 124,000,000		290,000,000
Fines and interest arrears payable	59,000,000				59,000,000
Income tax liability related to other minor repairs	S/ 65,000,000				S/ 65,000,000
Year Two Thousand And Twenty One And Thereafter [member] | Criteria For Interest Expense Deduction [member]
Excess payment rejected by the income tax authority
Interest expense as a percentage of earnings before interest tax depreciation and amortisation					30.00%	30.00%
Bottom of range [member] | Interest in suspense [member]
Excess payment rejected by the income tax authority
Alleged tax debt										S/ 1,000,000
Bottom of range [member] | Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Excess payment rejected by the income tax authority
Penalties And Intrests Correspond To Intrest Suspense									S/ 25,000,000
Top of range [member]
Excess payment rejected by the income tax authority
Percentage of the market value of shares or participations of the legal person non-domiciled	50.00%				50.00%
Percentage of the capital of legal persons non-domiciled be disposal	10.00%				10.00%
Top of range [member] | Interest in suspense [member]
Excess payment rejected by the income tax authority
Alleged tax debt										S/ 35,000,000
Top of range [member] | Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Excess payment rejected by the income tax authority
Penalties And Intrests Correspond To Intrest Suspense									S/ 69,000,000
SUNAT [member]
Excess payment rejected by the income tax authority
Minimum amount to be generated during reported period		30,800					30,800
SUNAT [member] | Determination And Penalty Resolutions | 2012
Excess payment rejected by the income tax authority
Provision for contingency	S/ 14,400,000	14,000,000			S/ 14,400,000		14,000,000
SUNAT [member] | Determination And Penalty Resolutions | 2018
Excess payment rejected by the income tax authority
Provision for contingency	74,000,000				74,000,000
SUNAT [member] | Resolution Of Compliance Regarding Income Tax And Prepaid Income Tax [Member] | 2006
Excess payment rejected by the income tax authority
Provision for contingency	23,000,000				23,000,000
Excess Payment Rejected By The Income Tax Authority				S/ 3,500,000
SUNAT [member] | Determination Of Tax On Third Category Income Determination For The Application Of Additional Rate Of Tax Resolution For Determination Of Additional Tax Paid And Declaration Of Inaccurate Data [Member] | 2015
Excess payment rejected by the income tax authority
Provision for contingency	S/ 14,600,000	S/ 14,000,000			S/ 14,600,000		S/ 14,000,000
Additional tax rate	4.10%	4.10%